Operating Expenses - Schedule of General Administration Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	€ (101,291)	€ (83,413)	€ (81,261)
General administration expenses	(113,444)	(171,388)	(86,589)
General administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	(14,596)	(13,196)	(16,238)
Personnel costs	(52,506)	(113,905)	(41,267)
Insurance	(6,548)	(2,965)	(2,703)
IT & Consulting	(27,175)	(24,257)	(24,902)
Other	€ (12,619)	€ (17,065)	€ (1,479)